Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)

Deutsche Bank Securities Inc.

Wells Fargo Securities, LLC

(together with the Company, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2018-3, Automobile Receivables Backed Notes (the “Notes”) – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “Stat Pool Cut 6.12.2018.xlsx,” containing certain information related to 27,798 automobile loan contracts as of the close of business on June 12, 2018 provided by the Company on June 20, 2018 (the “Data File”), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Loans” refers to automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles.

•	The term “Source Documents” refers to the following information sources provided by the Company: Sales Contract, Notice Letter, Shaw Loan Operating System, Global Search imaging system (“Global Search System”), Customer Acquisition and Life Cycle Management System (“CALMS”), APLNContract within the Company’s data warehouse (“APLNContract”), and an electronic file containing information on 5 of the Selected Loans (defined below) (Application Numbers: 3392930, 3448642, 3604274, 3660243, and 4391056) which we were informed were extracted from the Company’s Origenate System (“Origenate Schedule”). For these 5 Selected Loans, the source information was stored in the Company’s Origenate System, which is no longer active and has been replaced by CALMS. The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

•	The term “Title Certificate” refers to a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, and/or Notice of Lien Application provided to us by the Company.

•	The term “Application for Financing” refers to the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided to us by the Company.

•	The term “Provided Information” means the Source Documents, Title Certificate, and Application for Financing.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We performed the following procedures:

A.	We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.	For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract or Shaw Loan Operating System or Title Certificate
Origination Date	Sales Contract and Shaw Loan Operating System
Monthly P&I Payment	Sales Contract or Shaw Loan Operating System
Original Amount Financed	Sales Contract and Shaw Loan Operating System
Original Term to Maturity	Sales Contract and Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract or Shaw Loan Operating System
Model Type (New/Used)	Sales Contract or CALMS or Origenate Schedule
Vehicle Model Year	Sales Contract or CALMS or Origenate Schedule
Vehicle Make	Sales Contract or CALMS or Origenate Schedule
Vehicle Model	Sales Contract or CALMS or Origenate Schedule
Borrower State (current)	Sales Contract or CALMS or Origenate Schedule
FICO Score	CALMS or Origenate Schedule or Shaw Loan Operating System or APLNContract
Custom Score	CALMS or Origenate Schedule or Shaw Loan Operating System or APLNContract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents noted above, except as noted in Exhibit B attached hereto.

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and dealer state address were located within the United States.

D.	For each Selected Loan, we were provided access to the Company’s CALMS and Global Search System and observed the existence of:

i)	the underwriting overview screen capture had a credit approval notation,

ii)	an electronic copy of the Title Certificate listing the Company as the security interest holder of the vehicle, and,

iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

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There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

July 5, 2018

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Exhibit A

Selected Loan Number	Application Number
1	3392930
2	3448642
3	3604274
4	3660243
5	4391056
6	61329930
7	62143044
8	63163025
9	64455940
10	64638977
11	65042638
12	65489037
13	65575276
14	65657623
15	65580364
16	65592978
17	65409219
18	65726960
19	65694477
20	65770900
21	65710553
22	65657583
23	65690744
24	65572377
25	65621386
26	65716098
27	65761651
28	65647532
29	65692248

Selected Loan Number	Application Number
30	65753999
31	65787087
32	65797825
33	65817997
34	65765625
35	65794472
36	65857391
37	65858668
38	65755051
39	65840771
40	65867477
41	65889681
42	65865282
43	65888940
44	65894765
45	65910590
46	65720893
47	65740112
48	65809591
49	65959717
50	65705944
51	65866948
52	65876250
53	65920292
54	65733609
55	65884748
56	65976905
57	65883802
58	65984925

Selected Loan Number	Application Number
59	65971970
60	65985749
61	65916342
62	66011793
63	66023597
64	66015066
65	65969865
66	65975564
67	66058976
68	66066432
69	65785810
70	65922790
71	65955317
72	66117552
73	66092698
74	66117572
75	66128208
76	65923869
77	65963594
78	66136673
79	66146266
80	66137803
81	66167854
82	66182439
83	66060271
84	66204555
85	65886009
86	66152344
87	66014125

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Selected Loan Number	Application Number
88	66124246
89	66262003
90	66078671
91	66142257
92	66256187
93	66260356
94	66281875
95	66219174
96	66248424
97	66312968
98	66324675
99	66349165
100	66254728
101	66310648
102	66348955
103	66371698
104	66383091
105	66352135
106	66367240
107	66372896
108	66285479

Selected Loan Number	Application Number
109	66376805
110	66397047
111	66118646
112	66313832
113	66335914
114	66358414
115	66372923
116	66422770
117	66429415
118	66433033
119	66366707
120	66399238
121	66487380
122	66518636
123	66280894
124	66539201
125	66557987
126	66357065
127	66494528
128	66507547
129	66526489

Selected Loan Number	Application Number
130	66529413
131	66546116
132	66554988
133	66566323
134	66405130
135	66503663
136	66523360
137	66529608
138	66535954
139	66558981
140	66568203
141	66573727
142	66575858
143	66568462
144	66573038
145	66518973
146	66568175
147	66580579
148	66378508
149	66610400
150	66617230

Exhibit B

Selected Loan Number	Application Number	Attribute	Per Data File	Per Source Document
25	65621386	New/Used	U	N

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